Premises, Furniture And Equipment	12 Months Ended
Dec. 31, 2011
Premises, Furniture And Equipment [Abstract]
Premises, Furniture And Equipment

NOTE 6 - PREMISES, FURNITURE AND EQUIPMENT

Premises, furniture and equipment consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010

Land	$7,099	$7,099
Buildings and land improvements	16,230	16,219
Furniture and equipment	7,522	7,394
Leasehold improvements	65	65

	30,916	30,777
Less accumulated depreciation	(8,402)	(7,388)

Premises, furniture and equipment, net	$22,514	$23,389

Depreciation expense for the years ended December 31, 2011 and 2010 was $1,015,000 and $1,050,000, respectively. During September, 2011, we closed our Covenant Towers branch in an effort to decrease our expenses. Also, in January 2012, we closed our Meeting Street and Homewood's branches to reduce our expenses.